WARRANTS	12 Months Ended
Sep. 30, 2013
Warrants
NOTE 12. WARRANTS

On January 9, 2012, the Company issued 150,000 warrants to purchase 150,000 shares of Common Stock at $0.075 per share expiring on June 30, 2014. On September 13, 2011, the Company issued 250,000 warrants to purchase 250,000 shares of Common Stock at $0.075 per share expiring on June 30, 2014.

On April 12, 2010, the Company issued 3,740,150 warrants to purchase 3,740,150 shares of Common Stock at $0.085 per share expiring on April 11, 2015. The warrants were issued in exchange for financial advisory services to be provided from the period from April 11, 2010 until Sep 30, 2010. The total fair value of the warrants has been estimated to be $262,090 using Black-Scholes option pricing model based on the following assumptions: dividend yield of 0%, expected volatility of 103.86%, risk-free interest rate of 3%, and an expected life of 5 years. The company recorded $262,090 in stock based compensation for the year ended September 30, 2010 (2009- $73,725). No income tax benefit has been realized as a result of warrant amortization expenses during 2010 and 2009. Stock based compensation is included in general and administrative expenses seen on the consolidated statement of operations and comprehensive loss.

As at September 30, 2013 there were 1,508,030 (were 7,540,150 before 1 for 5 reverse split) warrants issued and outstanding. Additional details regarding warrant activity and warrants outstanding as of September 30, 2013, 2012 and 2011 are seen in the table below.

No. of Warrant Issued	Issue Date	Exercise Price	Share Price on Grant Date	Expiry Date	Remaining Contractual Life (Years)
		$	$

400,000	8/3/2011	0.075	0.04	6/30/2014	1.75
250,000	9/13/2011	0.075	0.05	6/30/2014	1.75

7,390,150	Balance As at September 30, 2011

150,000	1/9/2012	0.075	0.05	6/30/2014	1.75

Total		Weighted Average Exercise Price			Weighted Average Contractual Life (Years)
		0.06			2.037
7,540,150	Balance As at September 30, 2012 and 2013

After reverse split: 1,508,030